Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020	Nov. 30, 2020	Mar. 29, 2019 USD ($)	Mar. 28, 2019 USD ($)
Related Party Transaction [Line Items]
Debt Instrument Interest Rate				5.00%	3.60%
Repurchase of ordinary shares, Value | ¥			¥ 33,316
Common Stock
Related Party Transaction [Line Items]
Repurchase of ordinary shares, Shares		(31,246)
Preferred Stock | Series A Plus Preferred Stock
Related Party Transaction [Line Items]
Repurchase of ordinary shares, Shares	20,222	124,985
Repurchase of ordinary shares, Value | ¥	¥ 1,294	¥ 1,500
Yusheng Han
Related Party Transaction [Line Items]
Debt Instrument Face Amount | $						$ 5,500
Debt Instrument Interest Rate						4.50%
Shaokun Chuai
Related Party Transaction [Line Items]
Debt Instrument Face Amount | $							$ 2,500
Debt Instrument Interest Rate							4.50%
BRT Bio Tech Limited | Common Stock
Related Party Transaction [Line Items]
Repurchase of ordinary shares, Shares		31,246